Consolidated Statements Of Comprehensive Loss ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues		¥ 972,628	$ 149,062	¥ 1,023,213	¥ 637,224
Cost of revenues (including share-based compensation expenses of RMB 667, RMB 1,657 and RMB 7,154 for the years ended December 31, 2018, 2019 and 2020, respectively)		(277,240)	(42,489)	(273,515)	(174,731)
Gross profit		695,388	106,573	749,698	462,493
Operating expenses:
Sales and marketing expenses (including share-based compensation expenses of RMB 6,637, RMB 590 and RMB 3,282 for the years ended December 31, 2018, 2019 and 2020, respectively)		(801,362)	(122,814)	(969,401)	(705,414)
Research and development expenses (including share-based compensation expenses of RMB 27,114, RMB 13,966 and RMB 14,432 for the years ended December 31, 2018, 2019 and 2020, respectively)		(190,711)	(29,228)	(213,866)	(155,154)
General and administrative expenses (including share-based compensation expenses of RMB 11,055, RMB 10,470 and RMB 4,159 for the years ended December 31, 2018, 2019 and 2020, respectively)		(111,004)	(17,012)	(153,507)	(65,423)
Total operating expenses		(1,103,077)	(169,054)	(1,336,774)	(925,991)
Other operating income		43	7	2,390
Loss from operations		(407,646)	(62,474)	(584,686)	(463,498)
Interest income		904	139	11,283	2,732
Foreign exchange related (losses)/gains, net		4,671	716	(2,533)	(4,156)
Other income, net		9,146	1,402	3,055	1,016
Loss before income tax expenses		(392,925)	(60,217)	(572,881)	(463,906)
Income tax expense		(1,902)	(291)	(1,900)	(24,160)
Net loss		(394,827)	(60,508)	(574,781)	(488,066)
Accretion of convertible redeemable preferred shares					(28,017)
Net loss attributable to LAIX Inc.'s ordinary shareholders		(394,827)	(60,508)	(574,781)	(516,083)
Net loss		(394,827)	(60,508)	(574,781)	(488,066)
Other comprehensive income/(losses) -Foreign currency translation adjustment, net of nil tax		(19,227)	(2,947)	13,165	16,403
Comprehensive loss		¥ (414,054)	$ (63,455)	¥ (561,616)	¥ (471,663)
Net loss per Class A and Class B ordinary shares -Basic and diluted | (per share)		¥ (7.99)	$ (1.22)	¥ (11.64)	¥ (19.17)
Weighted average number of Class A and Class B ordinary shares used in per share calculation -Basic and diluted | shares	[1]	49,430,696	49,430,696	49,364,429	26,921,735
Series A Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares					¥ (1,978)
Series B Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares					(10,140)
Series C Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares					¥ (15,899)

[1]	Considering that the holder of Preferred Shares has no contractual obligation to participate in the Company’s losses, any losses from the Group should not be allocated to the Preferred Shares.